Note 1 - Basis of Consolidation, Presentation and Going Concern	3 Months Ended
Mar. 31, 2015
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1. Basis of Consolidation, Presentation and Going Concern

The accompanying unaudited condensed consolidated financial statements for Catasys, Inc. and its subsidiaries have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and instructions to Form 10-Q and, therefore, do not include all disclosures necessary for a complete presentation of financial position, results of operations, and cash flows in conformity with U.S. GAAP. In our opinion, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included.  Interim results are not necessarily indicative of the results that may be expected for the entire fiscal year. The accompanying financial information should be read in conjunction with the financial statements and the notes thereto included in our most recent Annual Report on Form 10-K for the year-ended December 31, 2014, from which the balance sheets, as of December 31, 2014, have been derived.

Our financial statements have been prepared on the basis that we will continue as a going concern. At March 31, 2015, cash and cash equivalents amounted to $84,000 and we had a working capital deficit of approximately $3.1 million. In April 2015, we closed a bridge note financing of $2.0 million in gross proceeds. We have incurred significant operating losses and negative cash flows from operations since our inception. During the three months ended March 31, 2015, our cash used in operating activities of continuing operations was $811,000. We anticipate that we could continue to incur negative cash flows and net losses for the next twelve months. The financial statements do not include any adjustments relating to the recoverability of the carrying amount of the recorded assets or the amount of liabilities that might result from the outcome of this uncertainty. As of March 31, 2015, these conditions raised substantial doubt as to our ability to continue as a going concern. We expect our current cash resources to cover expenses into July 2015; however delays in cash collections, revenue, or unforeseen expenditures could negatively impact our estimate. We are in need of additional capital, however, there is no assurance that additional capital can be timely raised in an amount which is sufficient for us or on terms favorable to us and our stockholders, if at all. If we do not obtain additional capital, there is a significant doubt as to whether we can continue to operate as a going concern and we will need to curtail or cease operations or seek bankruptcy relief. If we discontinue operations, we may not have sufficient funds to pay any amounts to stockholders.

Our ability to fund our ongoing operations and continue as a going concern is dependent on signing and generating fees from existing and new contracts for our Catasys managed care programs and the success of management’s plans to increase revenue and continue to control expenses. We currently operate our OnTrak for substance dependence program in Florida, Kansas, Kentucky, Louisiana, Massachusetts, New Jersey, Oklahoma, West Virginia and Wisconsin. During the first quarter of 2015, we expanded our Wisconsin program with a national health plan to include their Medicare Advantage members. In addition, we signed an agreement with a new customer in Illinois, which is anticipated to commence enrollment during the second quarter of 2015, and an existing customer in Kansas expanded into our OnTrak for anxiety program in the second quarter of 2015. The agreement to include OnTrak for anxiety represents our first agreement for this product. We have generated fees from our launched programs and expect to increase enrollment and fees throughout 2015. However, there can be no assurance that we will generate such fees or that new programs will launch as we expect.

We have discontinued our license and management fee segment. The operations were shut down effective April 1, 2014 and all of the assets were absorbed by the Company.